OWC Pharmaceutical Research Corp. - Consolidated Statements of Cash Flows	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cash flows from operating activities:
Net loss	(404,603)	(509,013)	(5,070,673)	(318,310)
Adjustments to reconcile net loss to net cash used in operating activites:
Amortization of debt discount	0	34,034	34,034	71,033
Depreciation	$ 2,181	$ 0	$ 2,740	$ 0
Common stock issued for services	500	455,430	567,716	28,000
Fair value of warrants issued for services	10,839	0	3,857,136	107,074
Changes in net assets and liabilities:
(Increase) decrease in current assets	$ 24,090	$ 0	$ (24,090)	$ 0
Accounts payable - related party	(138)	0	138	0
Increase (decrease) in accounts payable	$ 20,788	$ 0	$ 16,519	$ 0
Increase (decrease) in accrued expenses	(40,697)	2,837	14,076	20,402
Net cash provided by (used in) operating activities	$ (387,040)	$ (16,712)	$ (602,404)	$ (91,801)
Cash flows from investing activities:
Purchase of equipment	(1,630)	0	(32,194)	0
Net cash prodided by (used in) financing activities	$ (1,630)	$ 0	$ (32,194)	$ 0
Cash flows from financing activities:
Contributed capital - debt forgiven	0	0	28,436	0
Proceeds from issuance of common stock	$ 90,000	$ 8,750	$ 2,066,476	$ 55
Proceeds of debt borrowings	$ 0	$ 14,500	$ 14,500	$ 86,114
Principal payments	0	0	(14,500)	0
Net cash provided by financing activities	$ 90,000	$ 23,250	$ 2,094,912	$ 86,169
Foreign currency translations	(4,958)	0	6,485	0
Change in cash	$ (303,628)	$ 6,538	$ 1,466,798	$ (5,632)
Cash at beginning of period	1,469,267	2,469	2,469	8,101
Cash at end of period	1,165,638	9,007	1,469,267	2,469
Non cash transactions:
Debt discount arising from beneficial conversion feature	0	0	0	82,614
Debt and accrued interest converted into equity	0	130,849	132,642	51,620